Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 27, 2019
Consolidation
Consolidation
The consolidated financial statements include the accounts of Barnes & Noble, Inc. and its wholly and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
In preparing financial statements in conformity with generally accepted accounting principles, the Company is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

3	Based upon sales reported in trade publications and public filings.
4
Any references to NOOK
®
 include the Company’s NOOK
®
 Tablets, Samsung Galaxy Tab
®
 A NOOK
®
,

Samsung Galaxy Tab
®
 E NOOK
®
, NOOK
®
 GlowLight
®
 3 and NOOK
®
 GlowLight Plus
®

devices, each of which includes a registered trademark symbol (
®
) even if such a symbol is not included herein.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term, highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.

Merchandise Inventories
Merchandise Inventories
Merchandise inventories, except NOOK merchandise inventories, are stated at the lower of cost or market. Cost is determined primarily by the retail inventory method under the first-in,

first-out
 (FIFO) basis. NOOK merchandise inventories are recorded based on the average cost method and are valued at the lower of cost or net realizable value.
Market is determined based on the estimated net realizable value, which is generally the selling price. Reserves for non-returnable
 inventory are based on the Company’s history of liquidating non-returnable
 inventory.
The Company also estimates and accrues shortage for the period between the last physical count of inventory and the balance sheet date. Shortage rates are estimated and accrued based on historical rates and can be affected by changes in merchandise mix and changes in actual shortage trends.

Property and Equipment and Other Long-Lived Assets
Property and Equipment and Other Long-Lived Assets
Property and equipment are carried at cost, less accumulated depreciation and amortization. For financial reporting purposes, depreciation is computed using the straight-line method over estimated useful lives. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized if they extend the useful life of the asset. Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the terms of the respective leases. Fixtures and equipment are capitalized and amortized over the shorter of their estimated useful lives or 10 years. Capitalized lease acquisition costs are being amortized over the lease terms of the underlying leases. System costs are capitalized and included in property and equipment. These costs are depreciated over their estimated useful lives from the date the systems become operational. The Company had $256,790 and $255,524 of property and equipment, net of accumulated depreciation, at April 27, 2019 and April 28, 2018, respectively, and $97,267, $105,696 and $117,105 of depreciation expense for fiscal 2019, fiscal 2018 and fiscal 2017, respectively. Capitalized software costs of $63,723 and $72,462 for fiscal 2019 and fiscal 2018, respectively, are included in property and equipment.
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and considers market participants in accordance with ASC
360-10,

Accounting for the Impairment or Disposal of Long-Lived Assets
. The Company evaluates its stores’ long-lived assets and its other long-lived assets for impairment at the individual Barnes & Noble store level and at the reporting unit level, respectively, which is the lowest level at which individual cash flows can be identified. When evaluating long-lived assets for potential impairment, the Company will first compare the carrying amount of the assets to the individual store’s estimated future undiscounted cash flows. If the estimated future cash flows are less than the carrying amount of the assets, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the assets to the individual store’s fair value based on its estimated discounted future cash flows. If required, an impairment loss is recorded for that portion of the asset’s carrying value in excess of fair value. Store impairment losses related to amortizable assets totaled $16,473, $1,823 and $349 during fiscal 2019, fiscal 2018 and fiscal 2017, respectively.

Goodwill and Unamortizable Intangible Assets
Goodwill and Unamortizable Intangible Assets
The costs in excess of net assets of businesses acquired are carried as goodwill in the accompanying consolidated balance sheets.
At April 27, 2019, the Company had $70,030 of goodwill (on its Retail reporting unit) and $303,700 of unamortizable intangible assets (those with an indefinite useful life), accounting for approximately 21.9% of the Company’s total assets. ASC
350-30
 requires that goodwill and other unamortizable intangible assets be tested for impairment at least annually or earlier if there are impairment indicators.
Historically, the Company completed its annual goodwill and trade name impairment test as of the first day of its fiscal third quarter of each fiscal year. During the third quarter of fiscal 2019, the Company voluntarily changed the date of its annual goodwill and trade name impairment testing from the first day of fiscal November to the first day of fiscal January. This voluntary change is preferable as it better aligns the timing of the goodwill and trade name impairment testing with the Company’s strategic and annual operating planning process and allows for the inclusion of the most recent holiday sales results in the quantitative and qualitative considerations of the annual impairment tests. The voluntary change in accounting principle related to the annual testing date will not delay, accelerate or avoid an impairment charge. This change is not applied retrospectively as it is impracticable to do so because retrospective application would require application of significant estimates and assumptions with the use of hindsight. Accordingly, the change will be applied prospectively.
The Company completed its annual goodwill impairment test as of the first day of the third quarter of fiscal 2019 (October 28, 2018). The fair value of the B&N Retail reporting unit exceeded its carrying value and no impairment existed. The Company completed its new annual goodwill impairment test as of the first day of fiscal January (December 30, 2018). The fair value of the B&N Retail reporting unit exceeded its carrying value and no impairment existed. Although no impairment existed, the Company’s goodwill is at risk of impairment if B&N Retail comparable store sales decline, store closings accelerate, the assumed long-term discount rate increases, or in general the Company does not achieve its forecasted multi-year strategic plan.
The Company completed its annual goodwill impairment test as of the first day of the third quarter of fiscal 2018 (October 29, 2017). The fair value of the B&N Retail reporting unit exceeded its carrying value based on the annual goodwill impairment test performed as of that date. Subsequent to the annual goodwill impairment test as of October 29, 2017, sales trends unexpectedly softened during the holiday selling season. Given the lower than expected sales results, the Company revised its forecasted outlook. Following the announcement on January 4, 2018 of the Company’s holiday sales results and its revised outlook, the market price of the Company’s common stock sharply declined. Due to those new impairment indicators, the Company performed an interim goodwill impairment test as of December 30, 2017. As a result of the interim testing, the Company recognized an impairment of its B&N Retail reporting unit goodwill of $133,612 during the third quarter of fiscal 2018.
There was no impairment loss related to goodwill during fiscal 2017.
The Company completed its annual other unamortizable intangible assets impairment test for its trade name as of the first day of the third quarter of fiscal 2019 (October 28, 2018) and determined that no impairment was necessary. The Company completed its new annual other unamortizable intangible assets impairment test as of the first day of fiscal January (December 30, 2018) and determined that no impairment was necessary. Although no impairment was necessary, the Company’s trade name is at risk of impairment if B&N Retail comparable store sales decline, store closings accelerate, the assumed long-term discount rate increases, or in general the Company does not achieve its forecasted multi-year strategic plan.

The Company completed its annual other unamortizable intangible assets impairment test for its publishing contracts as of the first day of fiscal January (December 30, 2018). As a result of the testing, the Company recognized an impairment of $5,594 during the third quarter of fiscal 2019. The publishing contracts include the value of long-standing relationships with authors, agents and publishers. Given Sterling’s strong history of maintaining such relationships, the Company believes they produce value indefinitely without an identifiable remaining useful life. However, given the increased costs related to these publishing contracts, these contracts were impaired.
There were no impairment losses related to unamortizable intangible assets during fiscal 2018 and fiscal 2017.

Deferred Charges
Deferred Charges
Costs incurred to obtain long-term financing are amortized over the terms of the respective debt agreements using the straight-line method, which approximates the effective interest method. Unamortized costs included in other non-current
 assets as of April 27, 2019 and April 28, 2018 were $6,848 and $4,393, respectively. Amortization expense included in interest and amortization of deferred financing fees was $1,970, $1,953 and $1,950 during fiscal 2019, fiscal 2018 and fiscal 2017, respectively.

Revenue Recognition
Revenue Recognition
On April 29, 2018, the Company adopted Topic 606 using the modified retrospective approach for all contracts not completed as of the adoption date. Financial results for reporting periods beginning after April 28, 2018 are presented in accordance with Topic 606, while prior periods will continue to be reported in accordance with our pre-adoption
 accounting policies and therefore have not been adjusted to conform to Topic 606.
The primary impact of adopting Topic 606 relates to the timin
g of revenue recognition for gift card breakage. The Company estimates the portion of the gift card liability for which the likelihood of redemption is remote based upon the Company’s historical redemption patterns. Prior to adoption of Topic 606, the Company recorded this amount in revenue on a straight-line basis over a
12-month
 period beginning in the 13th month after the month the gift card was originally sold. Upon adoption, the Company now recognizes estimated gift card breakage as revenue proportionately as redemption occurs. This change in accounting policy was accounted for through a cumulative effect adjustment to increase retained earnings during the first quarter of fiscal 2019. The Company reclassified $90,147 from gift card liabilities resulting in a cumulative effect adjustment of $70,044, net of tax, to retained earnings on the Company’s consolidated balance sheets and consolidated statement of changes in stockholders’ equity. Additionally, the adoption of Topic 606 resulted in insignificant financial statement presentation reclassifications related to sales return reserve. The Company does not expect the adoption of Topic 606 to have a significant impact on the consolidated financial statements on a prospective basis.
In accordance with Topic 606, revenue shall be recognized
upon satisfaction of all contractual performance obligations and transfer of control to the customer. Revenue is measured as the amount of consideration the Company expects to be entitled to in exchange for corresponding goods or services. Substantially all of the Company’s sales are single performance obligation arrangements for retail sale transactions for which the transaction price is equivalent to the stated price of the product or service, net of any stated discounts applicable at a point in time. Each sales transaction results in an implicit contract with the customer to deliver a product or service at the point of sale. Revenue from retail sales is recognized at the point of sale, net of sales tax and estimated future returns. Revenue from eCommerce sales is recognized upon estimated delivery and receipt of the shipment by the Company’s customers. Freight costs are included within the Company’s cost of sales and occupancy. A provision for anticipated merchandise returns is provided through a reduction of sales and cost of goods sold in the period that the related sales are recorded. All of the Company’s sales are recognized as revenue on a “net” basis, including sales in connection with any periodic promotions offered to customers. The Company does not treat any promotional offers as expenses.
NOOK acquires the rights to distribute digital content from publishers and distributes the content on www.barnesandnoble.com, NOOK
®
 devices and other eBookstore platforms. Certain digital content is distributed under an agency pricing model, in which the publishers set prices for eBooks and NOOK receives a commission on content sold. The majority of the Company’s eBooks sold are under the agency model.
The Barnes & Noble Membership Program offers members greater discounts and other benefits for products and services, as well as exclusive offers and promotions via
e-mail
 or direct mail, for an annual fee of $25.00, which is
non-refundable
 after the first 30 days. Revenue is recognized over the
12-month
 period based upon historical spending patterns for Barnes & Noble members.
The following table summarizes disaggregated revenue from contracts with customers by product line:

Sales by Product Line	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
Media (a)	68%	69%	70%
Digital (b)	2%	3%	3%
Other (c)	30%	28%	27%

Total	100%	100%	100%

(a)	Includes tangible books, music, movies and newsstand.
(b)	Includes NOOK ® , related accessories, eContent and warranties.
(c)	Includes Toys & Games, café products, gifts and miscellaneous other.

Research and Development Costs for Software Products
Research and Development Costs for Software Products
The Company follows the guidance in ASC
985-20,

Cost of Software to Be Sold, Leased or Marketed,
 regarding research and development costs for software products to be sold, leased, or otherwise marketed. Capitalization of software development costs begins upon the establishment of technological feasibility and is discontinued when the product is available for sale. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as for the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and, therefore, research and development costs are generally expensed as incurred.

Internal-Use Software and Website Development Costs
Internal-Use Software and Website Development Costs
Direct costs incurred to develop software for internal use and website development costs are capitalized and amortized over an estimated useful life of three to seven years. During fiscal 2019 and fiscal 2018, the Company capitalized costs, primarily related to labor, consulting, hardware and software, of $15,496 and $17,572, respectively. Amortization of previously capitalized amounts was $23,409, $21,807 and $23,584 for fiscal 2019, fiscal 2018 and fiscal 2017, respectively. Costs related to the design or maintenance of internal-use software and website development are expensed as incurred.

Advertising Costs
Advertising Costs
The costs of advertising are expensed as incurred during the year pursuant to ASC
720-35,

Advertising Costs
. Advertising costs charged to selling and administrative expenses were $34,713, $27,553 and $36,420 during fiscal 2019, fiscal 2018 and fiscal 2017, respectively.
The Company receives payments and credits from vendors pursuant to co-operative
 advertising and other programs, including payments for product placement in stores, catalogs and online. The Company classifies certain co-op
 advertising received as a reduction in costs of sales and occupancy. Allowances received from vendors exceeded gross advertising costs in each of the fiscal years noted above.

Closed Store Expenses
Closed Store Expenses
When the Company closes or relocates a store, the Company charges unrecoverable costs to expense. Such costs include the net book value of abandoned fixtures and leasehold improvements and, when a store is closed prior to the expiration of the lease, a provision for future lease obligations, net of expected sublease recoveries. Costs associated with store closings of $1,510, $474 and $1,434 during fiscal 2019, fiscal 2018 and fiscal 2017, respectively, are included in selling and administrative expenses in the accompanying consolidated statements of operations.

Net Earnings (Loss) per Share
Net Earnings (Loss) per Share
In accordance with ASC
260-10-45,

Share-Based Payment Arrangements and Participating Securities and the
Two-Class
 Method,
 unvested share-based payment awards that contain rights to receive non-forfeitable
 dividends are considered participating securities. The Company’s unvested restricted shares and unvested restricted stock units granted prior to July 15, 2015 were considered participating securities. Cash dividends to restricted stock units and performance-based stock units granted on or after July 15, 2015 are not distributed until and except to the extent that the restricted stock units vest, and in the case of performance-based stock units, until and except to the extent that the performance metrics are achieved or are otherwise deemed satisfied. Stock options do not receive cash dividends. As such, these awards are not considered participating securities.
Basic earnings per common share are calculated by dividing the net income, adjusted for income allocated to participating securities, by the weighted average number of common shares outstanding during the period. Diluted net income per common share reflects the dilution that would occur if any potentially dilutive instruments were exercised or converted into common shares. The dilutive effect of participating securities is calculated using the more dilutive of the treasury stock method or two-class
 method. Other potentially dilutive securities include stock options, restricted stock units granted after July 15, 2015, and performance-based stock units and are included in diluted shares to the extent they are dilutive under the treasury stock method for the applicable periods. See Note 7 to the Consolidated Financial Statements for further information regarding the calculation of basic and diluted earnings (loss) per common share.

Income Taxes
Income Taxes
The provision for income taxes includes federal, state and local income taxes currently payable and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance, if determined to be necessary. The Company establishes a reserve for uncertain tax positions. If the Company considers that a tax position is more likely than not of being sustained upon audit, based solely on the technical merits of the position, it recognizes the tax benefit. The Company measures the tax benefit by determining the largest amount that is greater than 50% likely of being realized upon settlement, presuming that the tax position is examined by the appropriate taxing authority that has full knowledge of all relevant information. A reserve for an uncertain income tax position will be recognized if it has less than a 50% likelihood of being sustained. The tax positions are analyzed periodically (at least quarterly) and adjustments are made as events occur that warrant adjustments for those positions. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense.

Gift Cards
Gift Cards
The Company sells gift cards, which can be used in its stores, on www.barnesandnoble.com, on NOOK
®
 devices and at B&N Education stores. The Company does not charge administrative or dormancy fees on gift cards and gift cards have no expiration dates. Upon the purchase of a gift card, a liability is established for its cash value. Revenue associated with gift cards is deferred until redemption of the gift card. Gift cards redeemed at B&N Education are funded by the gift card liability at the Company. Over time, a portion of the gift cards issued is typically not redeemed. This is referred to as gift card breakage. Effective April 29, 2018, the Company adopted Topic 606. The adoption of Topic 606 resulted in changes in the timing of revenue recognition for gift card breakage. The Company estimates the portion of the gift card liability for which the likelihood of redemption is remote based upon the Company’s historical redemption patterns. Prior to adoption of Topic 606, the Company recorded this amount in revenue on a straight-line basis over a
12-month
 period beginning in the 13th month after the month the gift card was originally sold. Upon adoption, the Company now recognizes estimated gift card breakage as revenue proportionately as redemption occurs.
The Company’s contract liabilities relate to its gift card program. Below is a summary of the changes during fiscal 2019:

Total Company
Gift card liabilities balance as of April 28, 2018	$323,465
Adoption of Topic 606	(90,147)
Gift card breakage	(42,282)
Gift card redemptions	(247,231)
Gift card issuances	271,654

Gift card liabilities balance as of April 27, 2019	$215,459
The Company recognized gift card breakage of $42,282, $43,922 and $35,524 during fiscal 2019, fiscal 2018 and fiscal 2017, respectively.

Accounts Receivable
Accounts Receivable
Accounts receivable, as presented on the Company’s consolidated balance sheets, is net of allowances. An allowance for doubtful accounts is determined through an analysis of the aging of accounts receivable and assessments of collectability based on historic trends, the financial condition of the Company’s customers and an evaluation of economic conditions. The Company writes off uncollectible trade receivables once collection efforts have been exhausted. Costs associated with allowable customer markdowns and operational chargebacks, net of the expected recoveries, are part of the provision for allowances included in accounts receivable. These provisions result from seasonal negotiations, as well as historic deduction trends net of expected recoveries, and the evaluation of current market conditions.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified for comparative purposes to conform with the fiscal 2019 presentation.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2016, the FASB issued ASU
2016-15,

Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments
 (ASU
2016-15).
 This update clarifies the classification of certain cash receipts and cash payments in the statement of cash flows, including debt prepayment or extinguishment costs, settlement of contingent consideration arising from a business combination, insurance settlement proceeds, and distributions from certain equity method investees. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted. The Company adopted ASU
2016-15
 effective April 29, 2018 using the retrospective approach with no impact on the Company’s consolidated statement of cash flows.
In May 2014, the FASB issued ASU
2014-09,

Revenue from Contracts with Customers
, which was further amended in 2015 and 2016 (Topic 606). The standard provides companies with a single model for use in accounting for revenue arising from contracts with customers and supersedes previous revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer, as opposed to recognizing revenue when the risks and rewards transfer to the customer under the previous revenue guidance. The guidance permits companies to either apply the requirements retrospectively to all prior periods presented (full retrospective method), or apply the requirements in the year of adoption, through a cumulative adjustment (modified retrospective method). The Company adopted Topic 606 effective April 29, 2018 using the modified retrospective method.
The majority of the Company’s revenue is generated from the sale of product in its retail stores, which will continue to be recognized when control of the product is transferred to the customer. The adoption of Topic 606 resulted in the following changes: 1) presentation of estimated merchandise returns as both an asset, equal to the inventory value net of processing costs, and a corresponding return liability, compared to the previous practice of recording an estimated net return liability; and 2) the timing of revenue recognition for gift card breakage. The Company estimates the portion of the gift card liability for which the likelihood of redemption is remote based upon the Company’s historical redemption patterns. Prior to adoption of Topic 606, the Company recorded this amount in revenue on a straight-line basis over a
12-month
 period beginning in the 13th month after the month the gift card was originally sold. Upon adoption, the Company now recognizes estimated gift card breakage as revenue proportionately as redemption occurs.

The below tables set forth the adjustments to the Company’s consolidated statement of operations and consolidated balance sheet as a result of the newly adopted revenue recognition standard.

	52 Weeks Ended April 27, 2019
	As Reported	Balances Without Adoption of Topic 606	Impact of Adoption Increase (Decrease)
Sales	$3,552,745	3,561,575	(8,830)
Cost of sales and occupancy	2,479,725	2,479,725	—

Gross profit	$1,073,020	1,081,850	(8,830)

	April 27, 2019
	As Reported	Balances Without Adoption of Topic 606	Impact of Adoption Increase (Decrease)
Assets
Prepaid expenses and other current assets	$69,807	70,050	(243)
Liabilities and Shareholders’ Equity
Accrued liabilities	$268,143	267,521	622
Gift card liabilities	$215,459	296,776	(81,317)
Deferred taxes	$70,261	50,158	20,103
Retained earnings	$(186,823)	(248,903)	62,080
In August 2018, the FASB issued ASU
2018-15,

Intangibles-Goodwill and Other-Internal Use Software (Subtopic
350-40):
 Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract.
 This guidance requires companies to apply the
internal-use
 software guidance in ASC
350-40
 to implementation costs incurred in a hosting arrangement that is a service contract to determine whether to capitalize certain implementation costs or expense them as incurred. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company early adopted in the fourth quarter of fiscal 2019. The adoption did not have a material impact on its consolidated financial statements and related disclosures.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2018, the FASB issued ASU
2018-02,

Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
, which allows for an optional reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects as a result of the newly enacted federal corporate income tax rate under the Tax Cuts and Jobs Act. This guidance is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. Two transition methods are available: at the beginning of the period of adoption, or retrospective to each period in which the income tax effects of the Tax Cuts and Jobs Act related to items remaining in accumulated other comprehensive income are recognized. The Company does not expect the adoption will have a material impact on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU
2016-02,

Leases (Topic 842)
 (ASU
2016-02),
 in order to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous Generally Accepted Accounting Principles. ASU
2016-02
requires that a lessee should recognize a liability to make lease payments (the lease liability) and a right-of-use
 asset representing its right to use the underlying asset for the lease term on the balance sheet. ASU
2016-02
 requires expanded disclosures about the nature and terms of lease agreements and is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. A modified retrospective transition approach is required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The Company plans to adopt ASU
2016-02
 effective April 28, 2019. The Company remains on schedule and has implemented key system functionality to enable the preparation of restated financial information. The Company is currently evaluating the provisions of this standard and assessing its existing lease portfolio in order to determine the impact on its accounting systems, processes and internal controls over financial reporting. The Company expects the adoption of this standard will increase its long-term assets and liabilities on its consolidated balance sheet by approximately $900,000 to $1,100,000. However, the Company does not expect adoption will have a material impact on its consolidated statement of operations and cash flows.

Reporting Period
Reporting Period
The Company’s fiscal year is comprised of 52 or 53 weeks, ending on the Saturday closest to the last day of April. The reporting periods ended April 27, 2019, April 28, 2018 and April 29, 2017 each contained 52 weeks.